Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock shares issued	462,477,527	449,635,423
Common stock shares outstanding	462,477,527	449,635,423
Common Class A
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	820,000,000	820,000,000
Common stock shares issued	386,297,589	373,455,485
Common stock shares outstanding	386,297,589	373,455,485
Common Class B
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	76,179,938	76,179,938
Common stock shares issued	76,179,938	76,179,938
Common stock shares outstanding	76,179,938	76,179,938